Organization and principal activities (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)			12 Months Ended
	Oct. 01, 2025	Jul. 25, 2024	Jul. 31, 2025	Jul. 31, 2024
Restructuring Cost and Reserve [Line Items]
Share price	$ 8.524
Issuance of shares	7,210,800	80,000
Gain (Loss), Foreign Currency Transaction, before Tax			$ (24,695)	$ 49,290
Contract assets				3,380
Contract liabilities			573,312	475,697
Deferred costs			$ 345,780	$ 317,761
Keda Pte Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Business combination owned percentage			100.00%